(24) EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator
Profit attributable to the owners of the Company	R$ 2,058,040	R$ 1,179,750	R$ 900,885
Denominator
Weighted average number of shares held by shareholders	1,017,914,746	1,017,914,746	1,017,914,746
Earnings per share - basic	R$ 2.02	R$ 1.16	R$ 0.89
Numerator
Profit attributable to the owners of the Company	R$ 2,058,040	R$ 1,179,750	R$ 900,885
Dilutive effect of convertible debentures of subsidiary CPFL Renovaveis	(7,525)	(11,966)	(16,153)
Profit attributable to controlling shareholders	R$ 2,060,512	R$ 1,167,784	R$ 884,731
Denominator
Weighted average number of shares held by shareholders	1,017,914,746	1,017,914,746	1,017,914,746
Earnings per share - diluted	R$ 2.01	R$ 1.15	R$ 0.87